Research and Development and Energy Efficiency	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Research and Development and Energy Efficiency
22. Research and Development and Energy Efficiency

	Disbursed and not completed	Balance to be collected	Balance to disburse	Balance as of	Balance as of
				12.31.2024	12.31.2023
Research and Development – R&D
FNDCT	—	7,217	—	7,217	5,781
MME	—	3,608	—	3,608	2,891
R&D	62,948	1,534	44,751	109,233	201,871
	62,948	12,359	44,751	120,058	210,543
Energy efficiency program – EEP
Procel	—	4,322	—	4,322	23,613
EEP	137,832	4,654	153,577	296,063	319,518
	137,832	8,976	153,577	300,385	343,131
	200,780	21,335	198,328	420,443	553,674
			Current	179,149	320,196
			Noncurrent	241,294	233,478

National Fund for Scientific and Technological Development – FNDCT
National Program of Electricity Conservation – Procel
In accordance with Law No. 9,991/2000 and supplementary regulations, concession operators and licensees of electric power generation and transmission are required to allocate annually the percentage of 1% of their net operating regulatory revenue to research and development of the electricity sector activities, and the electric power distribution concession operators must segregate this same percentage into the research and development and energy efficiency programs of the electricity sector.
22.1. Changes in R&D and EEP balances

	FNDCT	MME	R&D	Procel	EEP	Total
Balance as of January 1, 2023	6,588	3,314	260,243	11,960	332,653	614,758
Additions	40,011	20,004	40,019	12,200	48,805	161,039
Performance agreement	—	—	—	—	4,420	4,420
Interest rate (Note 30)	—	—	4,938	(547)	21,618	26,009
Transfers (a)	5,802	2,900	1,739	—	—	10,441
Payments	(46,620)	(23,327)	(9,695)	—	(16,450)	(96,092)
Concluded projects	—	—	(87,675)	—	(71,528)	(159,203)
Reclassification (b)	—	—	(7,698)	—	—	(7,698)
Balance as of December 31, 2023	5,781	2,891	201,871	23,613	319,518	553,674
Additions	41,949	20,973	41,960	13,947	55,787	174,616
Performance agreement	—	—	—	—	7,059	7,059
Interest rate (Note 30)	—	—	4,452	1,495	16,103	22,050
Transfers	—	—	—	(4,066)	4,066	—
Payments	(40,513)	(20,256)	(11,252)	(30,667)	(49,116)	(151,804)
Concluded projects	—	—	(127,798)	—	(57,354)	(185,152)
Balance as of December 31, 2024	7,217	3,608	109,233	4,322	296,063	420,443
(a) Transfers to assets - Law No. 14,514/2023
(b) Reclassification to Liabilities classified as held for sale (Note 37).